Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount		Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 535	[1]	Royalties	CANADA	snj:CA-BC	Tribal Government [Member]	Granite Canada [Member]	Hard Rock [Member]	Open Pit
#: 2
	$ 18,500		Taxes	UNITED STATES		United States Federal Government [Member]

[1]
Total payments are reported in United States (“U.S.”) dollars. Payments that were made using Canadian dollars have been converted to U.S. dollars based on the exchange rate as of the Company’s fiscal year end.